Asset Retirement Obligations	12 Months Ended
Mar. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

11.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets’ useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2013 and 2014:

	Millions of Yen
	2013	2014
Balance at beginning of year	¥3,489	¥3,183
Accretion expense	84	85
Liabilities settled	(380)	(22)
Additional liabilities incurred	40	179
Changes in estimates, including timing	(50)	17

Balance at end of year	¥3,183	¥3,442